SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Summary Of Significant Accounting Policies
Comprehensive income	$ 7,115,087	$ 6,327,950	$ 6,401,936
Cash flows from (used in) operating activities	6,295,929	5,712,098	6,073,182
Cash and cash equivalents	(20,902,282)	(14,214,160)	(2,131,741)	$ (5,487,035)
[custom:CurrentAssetsNet-0]	20,830,733
Total cash and cash equivalents	20,902,282	$ 14,214,160	$ 2,131,741	$ 5,487,035
Maximum annual aggregate turnover to avail refundable tax offset	$ 20,000,000